Commitments & Contingencies (Details Narrative) (10-K)			1 Months Ended
	Jan. 22, 2018 ft²	Feb. 20, 2014 USD ($) ft²	Feb. 20, 2014 USD ($) ft²	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease agreement period	6 months	60 months	60 months
Area of land | ft²	10,000	10,000	10,000
Payments for deposit		$ 12,600
Monthly rent payable		$ 4,200	$ 4,200
Monthly base rent percentage		6.00%
Period of increasing base rent		2 years	2 years
Deferred rent payable				$ 5,667	$ 6,239